Shareholder Report	1 Months Ended	6 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Columbia ETF Trust I
Entity Central Index Key		0001551950
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000252454
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration High Yield ETF
Class Name	Columbia Short Duration High Yield ETF
Trading Symbol	HYSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Duration High Yield ETF (the Fund) for the period of September 5, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-426-3750
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration High Yield ETF	$3Footnote Reference(a)	0.44%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.44%
Expenses Short Period Footnote [Text Block]	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
AssetsNet	$ 26,235,078	$ 26,235,078
Holdings Count | Holding	269	269
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$26,235,078
Total number of portfolio holdings	269
Portfolio turnover for the reporting period	0%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]

Top Holdings

CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2028 5.000%	1.3%
Clearway Energy Operating LLC 03/15/2028 4.750%	1.1%
Trivium Packaging Finance BV 08/15/2026 5.500%	1.0%
Six Flags Entertainment Corp. 04/15/2027 5.500%	1.0%
Cloud Software Group, Inc. 03/31/2029 6.500%	1.0%
Ziggo Bond Co. BV 01/15/2027 6.000%	0.8%
Hudbay Minerals, Inc. 04/01/2026 4.500%	0.8%
1011778 BC ULC / New Red Finance, Inc. 01/15/2028 4.375%	0.8%
Carnival Corp. 03/01/2027 5.750%	0.8%
TransDigm, Inc. 03/01/2029 6.375%	0.8%

C000252455
Shareholder Report [Line Items]
Fund Name	Columbia U.S. High Yield ETF
Class Name	Columbia U.S. High Yield ETF
Trading Symbol	NJNK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia U.S. High Yield ETF (the Fund) for the period of September 5, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-426-3750
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. High Yield ETF	$3Footnote Reference(a)	0.46%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.46%
Expenses Short Period Footnote [Text Block]	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
AssetsNet	$ 26,298,159	$ 26,298,159
Holdings Count | Holding	427	427
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$26,298,159
Total number of portfolio holdings	427
Portfolio turnover for the reporting period	0%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]

Top Holdings

TransDigm, Inc. 03/01/2029 6.375%	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2031 4.250%	0.7%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Tenet Healthcare Corp. 11/01/2027 5.125%	0.5%
Cloud Software Group, Inc. 03/31/2029 6.500%	0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.250%	0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 05/01/2032 4.500%	0.5%
Howard Midstream Energy Partners LLC 07/15/2028 8.875%	0.4%
Starwood Property Trust, Inc. 04/01/2029 7.250%	0.4%
Nexstar Media, Inc. 07/15/2027 5.625%	0.4%